Intangible assets and goodwill	12 Months Ended
Mar. 31, 2022
Intangible Assets And Goodwill
Intangible assets and goodwill

20. Intangible assets and goodwill

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development #	Total
Gross block
At April 1, 2020	2,276,915	59,209	222,169	140,336	22,171	271,329	1,015,099	51,920	4,059,148
Additions	111,707	-	-	-	-	-	-	86,590	198,297
Disposals/adjustment	(21,692)	-	-	-	-	-	-	(121,432)	(143,124)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2021	2,366,930	59,209	222,169	140,336	22,171	271,329	1,015,099	17,078	4,114,321
Additions	72,655	-	-	-	-	-	-	92,089	164,744
Disposals/adjustment	(110)	-	-	-	-	-	-	(71,763)	(71,873)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2022	2,439,475	59,209	222,169	140,336	22,171	271,329	1,015,099	37,404	4,207,192

Amortization and Impairment
At April 1, 2020	1,742,389	57,436	183,701	25,592	15,956	109,382	221,999	-	2,356,455
Charge for the year*	372,450	1,287	17,097	69,849	5,021	13,937	-	-	479,641
Disposals	(24,456)	(275)	-	-	-	-	-	-	(24,731)
Impairment of intangible assets**	-	-	-	-	-	148,010	-	-	148,010
Impairment of goodwill	-	-	-	-	-	-	264,909	-	264,909
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2021	2,090,383	58,448	200,798	95,441	20,977	271,329	486,908	-	3,224,284
Charge for the year	203,499	761	17,097	8,979	422	-	-		230,758
Disposals	(110)	-	-	-	-	-	-	-	(110)
Impairment of goodwill	-	-	-	-	-	-	-	-	-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-	-
At March 31, 2022	2,293,772	59,209	217,895	104,420	21,399	271,329	486,908	-	3,454,932

Net block
At March 31, 2021	276,547	761	21,371	44,895	1,194	-	528,191	17,078	890,037
At March 31, 2022	145,703	-	4,274	35,916	772	-	528,191	37,404	752,260

The Group has taken bank guarantee facility against which Computer software and Websites & intellectual property rights of a subsidiary of the Group amounting to Nil (March 31, 2021: INR 276,203) are pledged.

*	During the year ended March 31, 2021, the Company has re-assessed the useful life of the acquired intangible assets i.e., Customer relationship which resulted in increase in charge for the year by INR 59,457.

**	During the year ended March 31, 2021, the Company’s operations through its Trademarks in Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited CGU, has curtailed significantly. The Company tested the Trademarks of the CGU for recoverability and recognised an impairment loss of INR 148,010.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Impairment reviews

Goodwill acquired through business combinations having indefinite lives are allocated to the CGUs. For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2021	2022
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited*	219,163	219,163
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) (refer to Note 43)**	205,358	205,358
Total	528,191	528,191

*	The recoverable amount of the CGU as at March 31, 2022, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the increase in demand for products and services. The pre-tax discount rate applied to cash flow projections is 20.12% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the hotel industry. Basis this, it was concluded that the fair value less costs of disposal exceed the value in use. As a result of this analysis, management has recognised an impairment charge of NIL (March 31, 2021: INR 108,834) in the current year against goodwill. The impairment charge is recorded in the statement of profit or loss.

**	The recoverable amount of the CGU as at March 31, 2022, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 18.77% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal exceed the value in use. As a result of this analysis, management has recognised an impairment charge of Nil (March 31, 2021: 102,162) in the current year against goodwill. The impairment charge is recorded in the statement of profit or loss.

The recoverable amount of all CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year’s financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in value in use calculations:

	March 31,
	2021	2022
Discount rate	17.41%-19.40%	18.77%-20.1%
Terminal Value growth rate	5.0%	5.0%
EBITDA margin over next 5 years ( March 31, 2021 : 5 years)	(21.9)%-27.5%	7.5%-25%

The above discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

Sensitivity change in assumptions

The calculation of value in use for Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited” “Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)” and TSI Yatra Private Limited is most sensitive to revenue growth, discount rate and long-term growth rate assumptions.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

For the year ended March 31, 2022, an analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, discount rate and long-term growth rate) based on reasonably probable assumptions in TSI Yatra Private Limited, Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited” and “Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)”, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

For the year ended March 31, 2021, following the impairment loss recognised in “Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited” and “Yatra for Business Private Limited” CGUs, the recoverable amount was equal to the carrying amount. Therefore, any adverse movement in a key assumption would lead to further impairment. Further, an analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, discount rate and long-term growth rate) based on reasonably probable assumptions, in TSI Yatra Private Limited, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.